Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
19.	Earnings (Loss) Per Share

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Net (loss) income attributable to stockholders’ of Teekay Corporation	(368,916)	(267,287)	128,412

Weighted average number of common shares	70,234,817	72,862,617	72,549,361
Dilutive effect of stock-based compensation	—	—	509,470

Common stock and common stock equivalents	70,234,817	72,862,617	73,058,831

(Loss) earnings per common share:
—Basic	(5.25)	(3.67)	1.77
—Diluted	(5.25)	(3.67)	1.76

The anti-dilutive effect attributable to outstanding stock-based compensation excluded from the calculation of diluted (loss) earnings per common share, for the years ended December 31, 2011, 2010 and 2009 was 5.7 million, 6.1 million and 4.3 million shares, respectively.